COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 32,283	$ 31,861
2025	53,805
Total lease payments	86,088	31,861
Less: imputed interest	(2,933)	(976.00)
Present value of lease liabilities	83,155	30,885
Less: Imputed interest	$ 2,933	$ 976.00